INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2025 (Details) ₽ in Millions, UZS in Millions, $ in Millions, ₸ in Billions, ₨ in Billions									1 Months Ended				2 Months Ended
	Dec. 30, 2025 USD ($)	Oct. 24, 2025 USD ($)	Jul. 04, 2025 USD ($)	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Mar. 27, 2025 USD ($)	Jan. 29, 2025 USD ($)	May 31, 2025 USD ($)	May 31, 2025 PKR (₨)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 KZT (₸)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 UZS	Mar. 31, 2025 USD ($)	Mar. 31, 2025 KZT (₸)	Dec. 31, 2025	Dec. 30, 2025 UZS	Oct. 24, 2025 KZT (₸)	Jul. 04, 2025 UZS	Jul. 02, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Jan. 30, 2025	Jan. 29, 2025 KZT (₸)
Disclosure of detailed information about borrowings [line items]
Percentage of bond holders represented at meeting																									0.9583
KaR-Tel LLP - Bilateral Credit Facility 2 with Forte Bank RBK JSC
Disclosure of detailed information about borrowings [line items]
Facility amount		$ 21						$ 43													₸ 11.0					₸ 22.5
Borrowings term								5 years
Proceeds from non-current borrowings																	$ 24	₸ 12.0
KaR-Tel LLP - Bilateral Credit Facility 2 with Forte Bank RBK JSC | National Bank of Kazakhstan base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)								4.00%																		4.00%
VEON senior unsecured term loan from GCC banks
Disclosure of detailed information about borrowings [line items]
Facility amount							$ 210
Borrowings term							24 months
VEON senior unsecured term loan from GCC banks | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							4.25%
PMCL - Bilateral Credit Facility with Habib Bank Limited
Disclosure of detailed information about borrowings [line items]
Borrowings term											10 years	10 years
Proceeds from non-current borrowings											$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited
Disclosure of detailed information about borrowings [line items]
Borrowings term											10 years	10 years
Proceeds from non-current borrowings											$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited and Habib Bank Limited
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings											$ 36	₨ 10
PMCL - Bilateral Credit Facility from Askari Bank Limited, Faysal Bank Limited and Meezan Bank Limited
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings									$ 113	₨ 32
PMCL - Sukuk Bond Issued
Disclosure of detailed information about borrowings [line items]
Borrowings term											6 months	6 months
Bonds issued											$ 53													₨ 15
Notes at 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						4.00%													4.00%
Debt repayment						$ 472
Notes At 6.30 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)				6.30%	6.30%														6.30%
Debt repayment				$ 100	₽ 7,840
VEON MidCo BV - Senior Unsecured Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																							9.00%
Notional amount																							$ 200
VEON MidCo BV - Senior Unsecured Notes Due 2029 | Notes Issued
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																							9.00%
Unitel - Bilateral Credit Facility | New credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 32		$ 40																	UZS 360,000		UZS 500
Borrowings term	5 years		5 years
Proceeds from non-current borrowings															$ 25	UZS 305,000
KaR-Tel LLP - Bilateral Credit Facility 1 with Forte Bank RBK JSC
Disclosure of detailed information about borrowings [line items]
Facility amount		$ 74																			₸ 40.0
KaR-Tel LLP - Bilateral Credit Facilities with Forte Bank RBK JSC
Disclosure of detailed information about borrowings [line items]
Borrowings term		5 years
Proceeds from non-current borrowings													$ 29	₸ 15.0